Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Carbon Transition Readiness ETF
BlackRock World ex U.S. Carbon Transition Readiness ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated April 12, 2024 to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund, each dated November 28, 2023, as supplemented to date
Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”

BlackRock U.S. Carbon Transition Readiness ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Carbon Transition Readiness ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated April 12, 2024 to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund, each dated November 28, 2023, as supplemented to date
Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”

BlackRock World ex U.S. Carbon Transition Readiness ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock World ex U.S. Carbon Transition Readiness ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated April 12, 2024 to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund, each dated November 28, 2023, as supplemented to date
Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”